Financial Instruments (Schedule of Maximum Exposure to Credit Risk) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Trade receivables including long-term amount	₪ 1,161	₪ 1,451
Loans and other receivables, including long-term balances	14	293
Investment in debt securities and deposits	429	428
Cash and cash equivalents in banks	719	1,006	₪ 1,202	₪ 527
Derivative financial instruments	1	1
Maximum exposure to credit risk	₪ 2,324	₪ 3,179